Other Non-Current Assets - Summary of Other Non Current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
capitalized contract costs expect to be amortized exceeding one year	¥ 5,178	¥ 3,763
Amortization of capitalized contract costs	¥ 23,837	¥ 20,034